[GRAPHIC OMITTED]

SEMIANNUAL REPORT

February 28, 2003


[LOGO OMITTED]

-----------
DUFF&PHELPS
-----------

Phoenix-Duff & Phelps Core Equity Fund



OAKHURST(R)

Phoenix-Oakhurst Growth & Income Fund


[LOGO OMITTED]   PHOENIX
                 INVESTMENT PARTNERS, LTD.

                 A MEMBER OF THE PHOENIX COMPANIES, INC.

MESSAGE FROM THE PRESIDENT

DEAR SHAREHOLDER:

      We are in the throes of one of the most stubborn bear markets in history. No one knows when the market will turn this time. But, keep in mind that bear markets are routine and expected occurrences, and, more important, they always are followed by bull markets. The key is to remember that sudden upward moves in the market often happen when they are least expected. And to experience the generous growth the stock market can provide, you must catch the market's very best days.

      Investors who missed the 50 best days in the stock market for the approximately 20 years between January 1981 and December 2002 gave up nearly three-quarters of the market's return. They gained 2.8% versus the hearty 12.1% earned by investors that stayed the course.*

      Do we know what to expect from markets in the near and short term? No. But how you respond now may be the difference between success and failure--not just in recovering your losses, but in reaching your long-term goals.

      For more perspective on markets and your portfolio, we encourage you to talk with your financial advisor. Also, I hope you'll take a moment to review our Investing Essentials(R) topics in the Individual Investors area on PhoenixInvestments.com.





Sincerely,

/S/ PHILIP R. MCLOUGHLIN

Philip R. McLoughlin
President, Phoenix Funds

FEBRUARY 28, 2003



* FOR THE 5,555 DAYS OF THE PERIOD CITED, THE S&P 500(R) AVERAGE ANNUAL RETURN WAS 12.1%. WITH THE 50 BEST DAYS REMOVED, THE S&P 500 ONLY GAINED 2.8%. RETURNS DO NOT INCLUDE DIVIDENDS. SOURCE: NED DAVIS RESEARCH, INC.

  PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------

PHOENIX-DUFF & PHELPS CORE EQUITY FUND

                        INVESTMENTS AT FEBRUARY 28, 2003
                                   (UNAUDITED)


                                                         SHARES       VALUE
                                                         ------    -----------
COMMON STOCKS--97.3%

AEROSPACE & DEFENSE--3.1%
Boeing Co. (The) ...............................          5,785    $   159,435
United Technologies Corp. ......................          3,935        230,512
                                                                   -----------
                                                                       389,947
                                                                   -----------
APPAREL RETAIL--2.0%
TJX Cos., Inc. (The) ...........................         16,115        258,968

AUTO PARTS & EQUIPMENT--1.5%
Johnson Controls, Inc. .........................          2,510        195,680

BANKS--1.3%
Wells Fargo & Co. ..............................          3,530        160,085

BIOTECHNOLOGY--2.1%
Amgen, Inc.(b) .................................          4,790        261,726

BUILDING PRODUCTS--1.4%
American Standard Cos., Inc.(b) ................          2,615        179,154

CASINOS & GAMING--1.6%
International Game Technology(b) ...............          2,525        198,414

COMPUTER & ELECTRONICS RETAIL--2.5%
CDW Computer Centers, Inc.(b) ..................          7,330        320,028

COMPUTER HARDWARE--7.0%
Dell Computer Corp.(b) .........................         10,130        273,105
Hewlett-Packard Co. ............................         22,915        363,203
International Business Machines Corp. ..........          3,270        254,896
                                                                   -----------
                                                                       891,204
                                                                   -----------
COMPUTER STORAGE & PERIPHERALS--2.0%
Lexmark International, Inc.(b) .................          4,070        254,009

CONSUMER FINANCE--4.0%
Capital One Financial Corp. ....................          3,445        106,692
Countrywide Financial Corp. ....................          7,545        402,827
                                                                   -----------
                                                                       509,519
                                                                   -----------
DIVERSIFIED CHEMICALS--1.5%
PPG Industries, Inc. ...........................          4,075        189,080

DIVERSIFIED COMMERCIAL SERVICES--1.0%
ARAMARK Corp. Class B(b) .......................          5,770        126,651



                                                         SHARES       VALUE
                                                         ------    -----------

DIVERSIFIED FINANCIAL SERVICES--7.2%
CIT Group, Inc. ................................         10,355    $   177,795
Citigroup, Inc. ................................         16,105        536,941
SLM Corp. ......................................          1,840        200,468
                                                                   -----------
                                                                       915,204
                                                                   -----------
DRUG RETAIL--1.6%
CVS Corp. ......................................          8,195        204,055

HEALTH CARE EQUIPMENT--3.7%
Becton, Dickinson and Co. ......................          6,985        240,284
St. Jude Medical, Inc.(b) ......................          5,030        229,770
                                                                   -----------
                                                                       470,054
                                                                   -----------
HEALTH CARE FACILITIES--1.3%
HCA, Inc. ......................................          4,025        165,991

INDUSTRIAL CONGLOMERATES--4.7%
3M Co. .........................................          1,815        227,546
General Electric Co. ...........................          8,775        211,039
Tyco International Ltd. ........................         11,020        163,096
                                                                   -----------
                                                                       601,681
                                                                   -----------
INDUSTRIAL GASES--1.5%
Praxair, Inc. ..................................          3,560        188,146

INDUSTRIAL MACHINERY--5.2%
Danaher Corp. ..................................          5,010        325,750
ITT Industries, Inc. ...........................          2,800        157,444
SPX Corp.(b) ...................................          4,920        178,990
                                                                   -----------
                                                                       662,184
                                                                   -----------
INTEGRATED OIL & GAS--2.5%
ConocoPhillips .................................          2,941        149,109
Exxon Mobil Corp. ..............................          4,890        166,358
                                                                   -----------
                                                                       315,467
                                                                   -----------
INTEGRATED TELECOMMUNICATION SERVICES--1.9%
ALLTEL Corp. ...................................          2,845        123,530
Verizon Communications, Inc. ...................          3,525        121,894
                                                                   -----------
                                                                       245,424
                                                                   -----------
LEISURE PRODUCTS--3.0%
Mattel, Inc. ...................................         17,655        376,405


                        See Notes to Financial Statements

Phoenix-Duff & Phelps Core Equity Fund


                                                        SHARES       VALUE
                                                        ------    -----------

MANAGED HEALTH CARE--3.1%
UnitedHealth Group, Inc. .......................         2,670    $   221,343
WellPoint Health Networks, Inc.(b) .............         2,600        176,826
                                                                  -----------
                                                                      398,169
                                                                  -----------
MOVIES & ENTERTAINMENT--1.6%
Viacom, Inc. Class B(b) ........................         5,520        204,958

NETWORKING EQUIPMENT--2.4%
Cisco Systems, Inc.(b) .........................        21,345        298,403

OIL & GAS DRILLING--1.5%
GlobalSantaFe Corp. ............................         8,785        195,466

OIL & GAS EXPLORATION & PRODUCTION--4.3%
Anadarko Petroleum Corp. .......................         5,080        234,087
Apache Corp. ...................................         4,815        314,323
                                                                  -----------
                                                                      548,410
                                                                  -----------
PHARMACEUTICALS--6.2%
Abbott Laboratories ............................         5,275        187,895
Lilly (Eli) & Co. ..............................         2,940        166,286
Pfizer, Inc. ...................................        14,275        425,681
                                                                  -----------
                                                                      779,862
                                                                  -----------
PROPERTY & CASUALTY INSURANCE--3.1%
MGIC Investment Corp. ..........................         4,875        192,367
Travelers Property Casualty Corp. Class A ......        12,489        195,453
                                                                  -----------
                                                                      387,820
                                                                  -----------
PUBLISHING & PRINTING--1.7%
Tribune Co. ....................................         4,655        208,777

SOFT DRINKS--2.7%
Pepsi Bottling Group, Inc. (The) ...............        14,830        344,798

SPECIALTY STORES--1.2%
Office Depot, Inc.(b) ..........................        13,345        156,670

SYSTEMS SOFTWARE--5.9%
Microsoft Corp. ................................        23,630        560,031
Oracle Corp.(b) ................................        15,755        188,430
                                                                  -----------
                                                                      748,461
                                                                  -----------
-----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $12,527,947)                                      12,350,870
-----------------------------------------------------------------------------


                                                        SHARES       VALUE
                                                        ------    -----------

FOREIGN COMMON STOCKS--2.0%

INTEGRATED OIL & GAS--2.0%
BP plc ADR (United Kingdom) ....................         6,555    $   249,811
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $260,916)                                            249,811
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.3%
(IDENTIFIED COST $12,788,863)                                      12,600,681
-----------------------------------------------------------------------------


SHORT-TERM OBLIGATIONS--1.0%

MONEY MARKET MUTUAL FUNDS--1.0%
SSgA Money Market Fund
(0.98% seven day effective yield) ..............       129,540        129,540
-----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $129,540)                                            129,540
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.3%
(IDENTIFIED COST $12,918,403)                                      12,730,221(a)

Other assets and liabilities, net--(0.3)%                             (34,290)
                                                                  -----------
NET ASSETS--100.0%                                                $12,695,931
                                                                  ===========



(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $865,415 and gross depreciation of $1,057,551 for federal income tax purposes. At February 28, 2003, the aggregate cost of securities for federal income tax purposes was $12,922,357.
(b) Non-income producing.


                        See Notes to Financial Statements

Phoenix-Duff & Phelps Core Equity Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                FEBRUARY 28, 2003
                                   (UNAUDITED)


ASSETS
Investment securities at value
   (Identified cost $12,918,403)                                   $ 12,730,221
Cash                                                                          1
Receivables
   Dividends and interest                                                21,028
   Receivable from adviser                                                7,753
   Fund shares sold                                                       4,416
   Prepaid expenses                                                         157
                                                                   ------------
     Total assets                                                    12,763,576
                                                                   ------------
LIABILITIES
Payables
   Fund shares repurchased                                               10,995
   Professional fee                                                      14,786
   Transfer agent fee                                                    12,576
   Registration fee                                                       8,462
   Trustees' fee                                                          6,324
   Printing fee                                                           4,475
   Financial agent fee                                                    3,931
   Distribution and service fees                                          3,903
Accrued expenses                                                          2,193
                                                                   ------------
     Total liabilities                                                   67,645
                                                                   ------------
NET ASSETS                                                         $ 12,695,931
                                                                   ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest$                    21,303,865
Accumulated net investment loss                                          (6,855)
Accumulated net realized loss                                        (8,412,897)
Net unrealized depreciation                                            (188,182)
                                                                   ------------
NET ASSETS                                                         $ 12,695,931
                                                                   ============
CLASS A
Shares of beneficial interest outstanding, no par value
   unlimited authorization (Net Assets $10,204,668)                   1,623,733
Net asset value per share                                                 $6.28
Offering price per share $6.28/(1-5.75%)                                  $6.66

CLASS B
Shares of beneficial interest outstanding, no par value
   unlimited authorization (Net Assets $2,097,325)                      347,965
Net asset value and offering price per share                              $6.03

CLASS C
Shares of beneficial interest outstanding, no par value
   unlimited authorization (Net Assets $393,938)                         65,351
Net asset value and offering price per share                              $6.03


                             STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED FEBRUARY 28, 2003
                                   (UNAUDITED)


INVESTMENT INCOME
Dividends                                                           $    85,874
Interest                                                                  1,467
Foreign taxes withheld                                                     (413)
                                                                    -----------
     Total investment income                                             86,928
                                                                    -----------
EXPENSES
Investment advisory fee                                                  50,129
Service fees, Class A                                                    13,298
Distribution and service fees, Class B                                   11,356
Distribution and service fees, Class C                                    2,292
Financial agent fee                                                      24,081
Transfer agent                                                           33,694
Registration                                                             25,194
Professional                                                             12,682
Trustees                                                                 12,026
Custodian                                                                 6,516
Printing                                                                  5,090
Miscellaneous                                                             3,261
                                                                    -----------
     Total expenses                                                     199,619
     Less expenses borne by investment adviser                         (105,836)
                                                                    -----------
     Net expenses                                                        93,783
                                                                    -----------
NET INVESTMENT LOSS                                                      (6,855)
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                        (834,687)
Net change in unrealized appreciation (depreciation) on
   investments                                                         (208,081)
                                                                    -----------
NET LOSS ON INVESTMENTS                                              (1,042,768)
                                                                    -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                $(1,049,623)
                                                                    ===========


                        See Notes to Financial Statements

Phoenix-Duff & Phelps Core Equity Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                       Six Months
                                                                                          Ended
                                                                                         2/28/03         Year Ended
                                                                                       (Unaudited)         8/31/02
                                                                                       -----------      ------------
FROM OPERATIONS
   Net investment income (loss)                                                        $    (6,855)      $   (41,526)
   Net realized gain (loss)                                                               (834,687)       (4,765,843)
   Net change in unrealized appreciation (depreciation)                                   (208,081)           36,433
                                                                                       -----------       -----------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                          (1,049,623)       (4,770,936)
                                                                                       -----------       -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net realized long-term gains, Class A                                                        --           (27,821)
   Net realized long-term gains, Class B                                                        --            (7,402)
   Net realized long-term gains, Class C                                                        --            (1,793)
                                                                                       -----------       -----------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                    --           (37,016)
                                                                                       -----------       -----------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (98,552 and 119,476 shares, respectively)                 642,552           978,611
   Net asset value of shares issued from reinvestment of distributions
     (0 and 3,247 shares, respectively)                                                         --            27,309
   Cost of shares repurchased (144,005 and 133,298 shares, respectively)                  (945,929)       (1,056,889)
                                                                                       -----------       -----------
Total                                                                                     (303,377)          (50,969)
                                                                                       -----------       -----------
CLASS B
   Proceeds from sales of shares (35,766 and 68,886 shares, respectively)                  224,851           548,228
   Net asset value of shares issued from reinvestment of distributions
     (0 and 844 shares, respectively)                                                           --             6,876
   Cost of shares repurchased (66,074 and 146,206 shares, respectively)                   (415,525)       (1,078,204)
                                                                                       -----------       -----------
Total                                                                                     (190,674)         (523,100)
                                                                                       -----------       -----------
CLASS C
   Proceeds from sales of shares (5,222 and 6,299 shares, respectively)                     32,610            50,059
   Net asset value of shares issued from reinvestment of distributions
     (0 and 208 shares, respectively)                                                           --             1,691
   Cost of shares repurchased (17,285 and 46,217 shares, respectively)                    (110,356)         (340,883)
                                                                                       -----------       -----------
Total                                                                                      (77,746)         (289,133)
                                                                                       -----------       -----------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                              (571,797)         (863,202)
                                                                                       -----------       -----------
   NET INCREASE (DECREASE) IN NET ASSETS                                                (1,621,420)       (5,671,154)

NET ASSETS
   Beginning of period                                                                  14,317,351        19,988,505
                                                                                       -----------       -----------
   END OF PERIOD [INCLUDING ACCUMULATED NET INVESTMENT LOSS OF
     ($6,855) AND $0, RESPECTIVELY]                                                    $12,695,931       $14,317,351
                                                                                       ===========       ===========

                        See Notes to Financial Statements

Phoenix-Duff & Phelps Core Equity Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                    CLASS A
                                               ----------------------------------------------------------------------------------
                                               SIX MONTHS                                                                 FROM
                                                  ENDED                         YEAR ENDED AUGUST 31                 INCEPTION
                                                 2/28/03        --------------------------------------------------     9/25/97 TO
                                               (UNAUDITED)         2002          2001          2000          1999        8/31/98
Net asset value, beginning of period              $ 6.79          $ 8.94        $13.12        $12.37        $ 9.87       $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                    --(7)           --(7)      (0.02)        (0.02)         0.01           --
   Net realized and unrealized gain (loss)         (0.51)          (2.13)        (3.51)         1.08          2.57        (0.09)
                                                  ------          ------        ------        ------        ------       ------
     TOTAL FROM INVESTMENT OPERATIONS              (0.51)          (2.13)        (3.53)         1.06          2.58        (0.09)
                                                  ------          ------        ------        ------        ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income               --              --            --            --            --        (0.04)
   Distributions from net realized gains              --           (0.02)        (0.65)        (0.31)        (0.08)          --
                                                  ------          ------        ------        ------        ------       ------
     TOTAL DISTRIBUTIONS                              --           (0.02)        (0.65)        (0.31)        (0.08)       (0.04)
                                                  ------          ------        ------        ------        ------       ------
Change in net asset value                          (0.51)          (2.15)        (4.18)         0.75          2.50        (0.13)
                                                  ------          ------        ------        ------        ------       ------
NET ASSET VALUE, END OF PERIOD                    $ 6.28          $ 6.79        $ 8.94        $13.12        $12.37       $ 9.87
                                                  ======          ======        ======        ======        ======       ======
Total return(2)                                    (7.51)%(5)     (23.90)%      (27.70)%        8.70 %       26.12%       (0.93)%(5)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)            $10,205         $11,337       $15,025       $27,840       $41,272      $22,683

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(3)                            1.25 %(6)       1.25 %        1.25 %        1.25 %        1.25%        1.25 %(6)
   Net investment income (loss)                     0.05 %(6)      (0.06)%       (0.16)%       (0.19)%        0.06%        0.02 %(6)
Portfolio turnover                                    35 %(5)        112 %         108 %          81 %          82%          83 %(5)



                                                                                    CLASS B
                                               ----------------------------------------------------------------------------------
                                                SIX MONTHS                                                                FROM
                                                   ENDED                        YEAR ENDED AUGUST 31                 INCEPTION
                                                  2/28/03        -------------------------------------------------     9/25/97 TO
                                                (UNAUDITED)        2002          2001          2000          1999        8/31/98
Net asset value, beginning of period              $ 6.54          $ 8.68        $12.85        $12.20        $ 9.81       $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                 (0.02)          (0.06)        (0.10)        (0.12)        (0.08)       (0.08)
   Net realized and unrealized gain (loss)         (0.49)          (2.06)        (3.42)         1.08          2.55        (0.08)
                                                  ------          ------        ------        ------        ------       ------
     TOTAL FROM INVESTMENT OPERATIONS              (0.51)          (2.12)        (3.52)         0.96          2.47        (0.16)
                                                  ------          ------        ------        ------        ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income               --              --            --            --            --        (0.03)
   Distributions from net realized gains              --           (0.02)        (0.65)        (0.31)        (0.08)          --
                                                  ------          ------        ------        ------        ------       ------
     TOTAL DISTRIBUTIONS                              --           (0.02)        (0.65)        (0.31)        (0.08)       (0.03)
                                                  ------          ------        ------        ------        ------       ------
Change in net asset value                          (0.51)          (2.14)        (4.17)         0.65          2.39        (0.19)
                                                  ------          ------        ------        ------        ------       ------
NET ASSET VALUE, END OF PERIOD                    $ 6.03          $ 6.54        $ 8.68        $12.85        $12.20       $ 9.81
                                                  ======          ======        ======        ======        ======       ======
Total return(2)                                    (7.80)%(5)     (24.50)%      (28.23)%        7.99 %       25.16 %      (1.61)%(5)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)             $2,097          $2,474        $3,947        $6,113        $9,333       $6,801

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(4)                            2.00 %(6)       2.00 %        2.00 %        2.00 %        2.00 %       2.00 %(6)
   Net investment income (loss)                    (0.71)%(6)      (0.81)%       (0.92)%       (0.93)%       (0.69)%      (0.73)%(6)
Portfolio turnover                                    35 %(5)        112 %         108 %          81 %          82 %         83 %(5)

(1) Computed using average shares outstanding.
(2) Maximum sales charges are not reflected in the total return calculation.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.83%, 2.30%, 1.91%, 1.64%, 1.43% and 2.95% for the periods ended February 28, 2003, August 31, 2002, 2001,
    2000, 1999 and 1998, respectively.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 3.59%, 3.04%, 2.67%, 2.39%, 2.18% and 3.70% for the periods ended February 28, 2003, August 31, 2002, 2001,
    2000, 1999 and 1998, respectively.
(5) Not annualized.
(6) Annualized.
(7) Amount is less than $0.01.


                        See Notes to Financial Statements

Phoenix-Duff & Phelps Core Equity Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                       CLASS C
                                               -----------------------------------------------------------------------------------
                                                SIX MONTHS                                                                 FROM
                                                   ENDED                         YEAR ENDED AUGUST 31                 INCEPTION
                                                  2/28/03        -------------------------------------------------      9/25/97 TO
                                                (UNAUDITED)        2002          2001          2000          1999         8/31/98
Net asset value, beginning of period              $ 6.54          $ 8.68        $12.85        $12.21        $ 9.82       $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                 (0.02)          (0.06)        (0.10)        (0.12)        (0.08)       (0.08)
   Net realized and unrealized gain (loss)         (0.49)          (2.06)        (3.42)         1.07          2.55        (0.07)
                                                  ------          ------        ------        ------        ------       ------
     TOTAL FROM INVESTMENT OPERATIONS              (0.51)          (2.12)        (3.52)         0.95          2.47        (0.15)
                                                  ------          ------        ------        ------        ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income               --              --            --            --            --        (0.03)
   Distributions from net realized gains              --           (0.02)        (0.65)        (0.31)        (0.08)          --
                                                  ------          ------        ------        ------        ------       ------
     TOTAL DISTRIBUTIONS                              --           (0.02)        (0.65)        (0.31)        (0.08)       (0.03)
                                                  ------          ------        ------        ------        ------       ------
Change in net asset value                          (0.51)          (2.14)        (4.17)         0.64          2.39        (0.18)
                                                  ------          ------        ------        ------        ------       ------
NET ASSET VALUE, END OF PERIOD                    $ 6.03          $ 6.54        $ 8.68        $12.85        $12.21       $ 9.82
                                                  ======          ======        ======        ======        ======       ======
Total return(2)                                    (7.80)%(4)     (24.50)%      (28.23)%        7.90 %       25.13 %      (1.52)%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)               $394            $506        $1,017        $1,595        $2,491       $2,514

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(3)                            2.00 %(5)       2.00 %        2.00 %        2.00 %        2.00 %       2.00 %(5)
   Net investment income (loss)                    (0.71)%(5)      (0.81)%       (0.92)%       (0.93)%       (0.70)%      (0.73)%(5)
Portfolio turnover                                    35 %(4)        112 %         108 %          81 %          82 %         83 %(4)

(1) Computed using average shares outstanding.
(2) Maximum sales charges are not reflected in the total return calculation.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 3.58%, 3.04%, 2.67%, 2.39%, 2.18% and 3.70% for the periods ended February 28, 2003, August 31, 2002, 2001,
    2000, 1999 and 1998, respectively.
(4) Not annualized.
(5) Annualized.

                        See Notes to Financial Statements

PHOENIX-OAKHURST GROWTH & INCOME FUND

                        INVESTMENTS AT FEBRUARY 28, 2003
                                   (UNAUDITED)

                                                        SHARES        VALUE
                                                        -------    -----------

COMMON STOCKS--96.0%

AEROSPACE & DEFENSE--2.0%
Boeing Co. (The) ...............................         46,500    $ 1,281,540
General Dynamics Corp. .........................          5,300        314,078
Honeywell International, Inc. ..................         33,700        771,393
Lockheed Martin Corp. ..........................         12,800        585,216
United Technologies Corp. ......................         30,100      1,763,258
                                                                   -----------
                                                                     4,715,485
                                                                   -----------
AGRICULTURAL PRODUCTS--0.3%
Fresh Del Monte Produce, Inc. ..................         34,300        622,202

AIR FREIGHT & COURIERS--0.3%
FedEx Corp. ....................................         13,200        678,480

APPAREL RETAIL--0.3%
Abercrombie & Fitch Co. Class A(b) .............         10,600        291,500
Ann Taylor Stores Corp.(b) .....................         11,300        219,220
Talbots, Inc. (The) ............................         10,500        261,660
                                                                   -----------
                                                                       772,380
                                                                   -----------
APPAREL, ACCESSORIES & LUXURY GOODS--1.2%
Jones Apparel Group, Inc.(b) ...................         29,200        828,112
Liz Claiborne, Inc. ............................         26,300        741,660
Polo Ralph Lauren Corp.(b) .....................         15,300        308,907
V. F. Corp. ....................................         25,000        846,250
                                                                   -----------
                                                                     2,724,929
                                                                   -----------
APPLICATION SOFTWARE--0.3%
Intuit, Inc.(b) ................................         13,500        641,520

AUTO PARTS & EQUIPMENT--0.4%
Dana Corp. .....................................         20,100        172,056
Johnson Controls, Inc. .........................          8,500        662,660
                                                                   -----------
                                                                       834,716
                                                                   -----------
AUTOMOBILE MANUFACTURERS--0.4%
Ford Motor Co. .................................         36,800        306,176
General Motors Corp. ...........................         18,900        638,253
                                                                   -----------
                                                                       944,429
                                                                   -----------
BANKS--9.0%
Bank of America Corp. ..........................         85,800      5,940,792
Bank One Corp. .................................         41,400      1,491,642
Charter One Financial, Inc. ....................         15,700        453,887
First Tennessee National Corp. .................         40,000      1,527,600
FleetBoston Financial Corp. ....................         38,700        950,472



                                                        SHARES        VALUE
                                                        -------    -----------
BANKS--CONTINUED
Hibernia Corp. Class A .........................         33,800    $   612,456
U.S. Bancorp ...................................        190,300      3,981,076
Union Planters Corp. ...........................         33,100        910,912
UnionBanCal Corp. ..............................         26,700      1,111,254
Wachovia Corp. .................................         84,500      2,998,060
Wells Fargo & Co. ..............................         21,700        984,095
                                                                   -----------
                                                                    20,962,246
                                                                   -----------
BREWERS--0.1%
Coors (Adolph) Co. Class B .....................          3,900        187,590

BROADCASTING & CABLE TV--0.8%
Clear Channel Communications, Inc.(b) ..........         34,500      1,259,595
Hearst-Argyle Television, Inc.(b) ..............         31,400        697,708
                                                                   -----------
                                                                     1,957,303
                                                                   -----------
BUILDING PRODUCTS--0.1%
Lennox International, Inc. .....................         18,100        241,816

CASINOS & GAMING--0.2%
GTECH Holdings Corp.(b) ........................         13,600        395,760

COMPUTER HARDWARE--3.7%
Dell Computer Corp.(b) .........................         83,400      2,248,464
Hewlett-Packard Co. ............................        144,600      2,291,910
International Business Machines Corp. ..........         52,100      4,061,195
                                                                   -----------
                                                                     8,601,569
                                                                   -----------
COMPUTER STORAGE & PERIPHERALS--0.6%
EMC Corp.(b) ...................................         78,700        581,593
Lexmark International, Inc.(b) .................          6,400        399,424
Storage Technology Corp.(b) ....................         17,400        402,462
                                                                   -----------
                                                                     1,383,479
                                                                   -----------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.3%
Deere & Co. ....................................         14,100        583,458

CONSUMER FINANCE--0.6%
MBNA Corp. .....................................        106,700      1,477,795

DEPARTMENT STORES--0.9%
Federated Department Stores, Inc.(b) ...........         29,800        759,900
Penney (J.C.) Co., Inc. ........................         72,100      1,431,185
                                                                   -----------
                                                                     2,191,085
                                                                   -----------
DIVERSIFIED CHEMICALS--1.5%
Du Pont (E.I.) de Nemours & Co. ................         94,800      3,476,316


                        See Notes to Financial Statements

Phoenix-Oakhurst Growth & Income Fund

                                                        SHARES        VALUE
                                                        -------    -----------

DIVERSIFIED COMMERCIAL SERVICES--1.1%
Block (H&R), Inc. ..............................         41,700    $ 1,691,769
Deluxe Corp. ...................................         15,800        636,740
Servicemaster Co. (The) ........................         30,500        297,985
                                                                   -----------
                                                                     2,626,494
                                                                   -----------
DIVERSIFIED FINANCIAL SERVICES--7.7%
American Express Co. ...........................         60,600      2,034,948
Citigroup, Inc. ................................        149,500      4,984,330
Fannie Mae .....................................         30,800      1,974,280
Federated Investors, Inc. Class B ..............         28,300        716,556
Freddie Mac ....................................         14,800        808,820
Goldman Sachs Group, Inc. (The) ................         14,000        972,300
J.P. Morgan Chase & Co. ........................        100,100      2,270,268
Merrill Lynch & Co., Inc. ......................         59,700      2,034,576
Morgan Stanley .................................         53,600      1,975,160
Principal Financial Group, Inc. ................          9,800        270,186
                                                                   -----------
                                                                    18,041,424
                                                                   -----------
ELECTRIC UTILITIES--2.9%
Edison International(b) ........................         31,400        388,104
Entergy Corp. ..................................         43,000      1,958,650
Exelon Corp. ...................................         37,000      1,818,550
Great Plains Energy, Inc. ......................         55,000      1,246,850
PPL Corp. ......................................         27,500        967,175
TXU Corp. ......................................         21,300        340,161
                                                                   -----------
                                                                     6,719,490
                                                                   -----------
ELECTRICAL COMPONENTS & EQUIPMENT--0.4%
Energizer Holdings, Inc.(b) ....................         25,400        674,370
Rockwell Automation, Inc. ......................         11,100        255,411
                                                                   -----------
                                                                       929,781
                                                                   -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.5%
Avnet, Inc.(b) .................................         45,000        463,500
Thermo Electron Corp.(b) .......................         33,200        584,320
                                                                   -----------
                                                                     1,047,820
                                                                   -----------
FOOD RETAIL--0.3%
Albertson's, Inc. ..............................         14,200        267,386
Winn-Dixie Stores, Inc. ........................         39,400        480,680
                                                                   -----------
                                                                       748,066
                                                                   -----------
GAS UTILITIES--1.1%
AGL Resources, Inc. ............................         12,000        265,800
NiSource, Inc. .................................        102,500      1,736,350
Peoples Energy Corp. ...........................         14,600        522,680
                                                                   -----------
                                                                     2,524,830
                                                                   -----------
GENERAL MERCHANDISE STORES--1.5%
Wal-Mart Stores, Inc. ..........................         75,200      3,614,112


                                                        SHARES        VALUE
                                                        -------    -----------

HEALTH CARE DISTRIBUTORS & SERVICES--0.7%
AmerisourceBergen Corp. ........................         10,100    $   555,500
Cardinal Health, Inc. ..........................         12,200        698,938
McKesson Corp. .................................         17,100        455,544
                                                                   -----------
                                                                     1,709,982
                                                                   -----------
HEALTH CARE EQUIPMENT--1.7%
Bard (C.R.), Inc. ..............................         10,600        626,460
Baxter International, Inc. .....................         19,500        553,605
Guidant Corp.(b) ...............................         38,200      1,366,032
St. Jude Medical, Inc.(b) ......................         32,200      1,470,896
                                                                   -----------
                                                                     4,016,993
                                                                   -----------
HEALTH CARE SUPPLIES--0.2%
Bausch & Lomb, Inc. ............................         17,700        545,160

HOME IMPROVEMENT RETAIL--1.0%
Home Depot, Inc. (The) .........................         19,900        466,655
Lowe's Cos., Inc. ..............................         20,300        797,790
Sherwin-Williams Co. (The) .....................         39,100      1,043,970
                                                                   -----------
                                                                     2,308,415
                                                                   -----------
HOUSEHOLD APPLIANCES--0.3%
Black & Decker Corp. (The) .....................         21,900        803,730

HOUSEHOLD PRODUCTS--2.6%
Clorox Co. (The) ...............................         49,200      2,081,652
Dial Corp. (The) ...............................         27,800        505,682
Procter & Gamble Co. (The) .....................         43,900      3,593,654
                                                                   -----------
                                                                     6,180,988
                                                                   -----------
HOUSEWARES & SPECIALTIES--0.4%
Fortune Brands, Inc. ...........................         22,300        977,632

INDUSTRIAL CONGLOMERATES--3.8%
3M Co. .........................................         11,300      1,416,681
General Electric Co. ...........................        293,300      7,053,865
Tyco International Ltd. ........................         30,900        457,320
                                                                   -----------
                                                                     8,927,866
                                                                   -----------
INDUSTRIAL MACHINERY--1.1%
Briggs & Stratton Corp. ........................          8,200        323,900
Eaton Corp. ....................................         30,800      2,185,260
                                                                   -----------
                                                                     2,509,160
                                                                   -----------
INTEGRATED OIL & GAS--4.0%
Exxon Mobil Corp. ..............................        180,300      6,133,806
Occidental Petroleum Corp. .....................        109,000      3,259,100
                                                                   -----------
                                                                     9,392,906
                                                                   -----------


                        See Notes to Financial Statements

Phoenix-Oakhurst Growth & Income Fund

                                                        SHARES        VALUE
                                                        -------    -----------

INTEGRATED TELECOMMUNICATION SERVICES--4.3%
ALLTEL Corp. ...................................         17,800    $   772,876
BellSouth Corp. ................................         90,200      1,954,634
Commonwealth Telephone Enterprises, Inc.(b) ....         20,500        774,080
SBC Communications, Inc. .......................         81,700      1,699,360
Sprint Corp. (FON Group) .......................         90,200      1,145,540
Verizon Communications, Inc. ...................        107,700      3,724,266
                                                                   -----------
                                                                    10,070,756
                                                                   -----------
INTERNET SOFTWARE & SERVICES--0.1%
DoubleClick, Inc.(b) ...........................         39,400        253,736

IT CONSULTING & SERVICES--0.1%
Computer Sciences Corp.(b) .....................          7,200        225,072

LEISURE PRODUCTS--0.2%
Mattel, Inc. ...................................         18,000        383,760

LIFE & HEALTH INSURANCE--1.0%
MetLife, Inc. ..................................         93,000      2,433,810

MANAGED HEALTH CARE--2.0%
Aetna, Inc. ....................................         16,800        707,616
Oxford Health Plans, Inc.(b) ...................          8,900        249,200
UnitedHealth Group, Inc. .......................         28,700      2,379,230
WellPoint Health Networks, Inc.(b) .............         19,200      1,305,792
                                                                   -----------
                                                                     4,641,838
                                                                   -----------
MOVIES & ENTERTAINMENT--1.4%
AOL Time Warner, Inc.(b) .......................         84,200        953,144
Fox Entertainment Group, Inc. Class A(b) .......          9,300        248,589
Viacom, Inc. Class B(b) ........................         54,800      2,034,724
                                                                   -----------
                                                                     3,236,457
                                                                   -----------
NETWORKING EQUIPMENT--1.8%
Avocent Corp.(b) ...............................          9,900        275,418
Cisco Systems, Inc.(b) .........................        286,200      4,001,076
                                                                   -----------
                                                                     4,276,494
                                                                   -----------
OIL & GAS DRILLING--0.3%
Transocean, Inc. ...............................         27,300        619,710

OIL & GAS EQUIPMENT & SERVICES--0.4%
Halliburton Co. ................................         42,700        865,102

OIL & GAS EXPLORATION & PRODUCTION--0.3%
Apache Corp. ...................................         10,300        672,384

PACKAGED FOODS & MEATS--2.9%
ConAgra Foods, Inc. ............................        143,200      3,303,624
Hershey Foods Corp. ............................          9,500        613,795
Kellogg Co. ....................................         18,700        552,959
Sara Lee Corp. .................................        113,700      2,251,260
                                                                   -----------
                                                                     6,721,638
                                                                   -----------



                                                        SHARES        VALUE
                                                        -------    -----------
PAPER PRODUCTS--0.3%
International Paper Co. ........................         18,000    $   630,540

PHARMACEUTICALS--9.8%
Abbott Laboratories ............................         44,100      1,570,842
Bristol-Myers Squibb Co. .......................         34,600        806,180
Johnson & Johnson ..............................        113,700      5,963,565
Merck & Co., Inc. ..............................         67,000      3,534,250
Mylan Laboratories, Inc. .......................         72,200      2,061,310
Pfizer, Inc. ...................................        195,100      5,817,882
Pharmacia Corp. ................................         70,100      2,896,532
Schering-Plough Corp. ..........................         14,900        268,498
                                                                   -----------
                                                                    22,919,059
                                                                   -----------
PHOTOGRAPHIC PRODUCTS--0.8%
Eastman Kodak Co. ..............................         65,500      1,938,800

PROPERTY & CASUALTY INSURANCE--2.0%
Allstate Corp. (The) ...........................         91,800      2,903,634
AMBAC Financial Group, Inc. ....................         20,600      1,006,310
Old Republic International Corp. ...............         29,500        805,350
                                                                   -----------
                                                                     4,715,294
                                                                   -----------
PUBLISHING & PRINTING--0.9%
Gannett Co., Inc. ..............................         15,400      1,111,418
McGraw-Hill Cos., Inc. (The) ...................         19,300      1,085,432
                                                                   -----------
                                                                     2,196,850
                                                                   -----------
RAILROADS--0.8%
Union Pacific Corp. ............................         32,900      1,815,751

REITS--0.5%
Simon Property Group, Inc. .....................         31,700      1,098,088

SEMICONDUCTOR EQUIPMENT--0.2%
Applied Materials, Inc.(b) .....................         34,400        446,512

SEMICONDUCTORS--2.9%
Intel Corp. ....................................        258,000      4,450,500
PMC-Sierra, Inc.(b) ............................        126,300        714,858
Texas Instruments, Inc. ........................         91,500      1,532,625
                                                                   -----------
                                                                     6,697,983
                                                                   -----------
SOFT DRINKS--0.3%
Coca-Cola Co. (The) ............................         11,400        458,508
Coca-Cola Enterprises, Inc. ....................         15,500        312,790
                                                                   -----------
                                                                       771,298
                                                                   -----------
SPECIALTY CHEMICALS--0.4%
Lubrizol Corp. (The) ...........................         22,000        636,460
RPM International, Inc. ........................         40,600        406,000
                                                                   -----------
                                                                     1,042,460
                                                                   -----------


                        See Notes to Financial Statements

Phoenix-Oakhurst Growth & Income Fund


                                                       SHARES        VALUE
                                                       -------    -----------

SPECIALTY STORES--0.6%
Claire's Stores, Inc. ..........................        16,700    $   381,094
Pep Boys-Manny, Moe & Jack (The) ...............        70,900        640,227
Pier 1 Imports, Inc. ...........................        21,800        348,146
                                                                  -----------
                                                                    1,369,467
                                                                  -----------
SYSTEMS SOFTWARE--5.0%
BMC Software, Inc.(b) ..........................        58,900      1,142,660
Microsoft Corp. ................................       360,200      8,536,740
Oracle Corp.(b) ................................       123,100      1,472,276
VERITAS Software Corp.(b) ......................        32,500        553,475
                                                                  -----------
                                                                   11,705,151
                                                                  -----------
TELECOMMUNICATIONS EQUIPMENT--1.4%
Harris Corp. ...................................        26,100        781,956
Motorola, Inc. .................................       163,400      1,375,828
QUALCOMM, Inc.(b) ..............................        19,700        681,226
Tekelec(b) .....................................        48,200        407,772
                                                                  -----------
                                                                    3,246,782
                                                                  -----------
TOBACCO--1.0%
Altria Group, Inc. .............................        60,100      2,322,865
-----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $237,974,912)                                    224,335,064
-----------------------------------------------------------------------------



FOREIGN COMMON STOCKS--0.8%

AUTOMOBILE MANUFACTURERS--0.6%
DaimlerChrysler AG (Germany) ...................        47,600      1,455,132

CONSUMER ELECTRONICS--0.2%
Garmin Ltd. (Cayman Islands)(b) ................        14,500        483,720
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $1,819,040)                                        1,938,852
-----------------------------------------------------------------------------


EXCHANGE TRADED FUNDS--2.7%

SPDR Trust Series I ............................        73,300      6,223,170
-----------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $6,326,904)                                        6,223,170
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.5%
(IDENTIFIED COST $246,120,856)                                    232,497,086
-----------------------------------------------------------------------------




                                      STANDARD           PAR
                                      & POOR'S          VALUE
                                       RATING           (000)       VALUE
                                      --------         -------   ------------
SHORT-TERM OBLIGATIONS--0.6%

COMMERCIAL PAPER--0.6%
Govco, Inc. 1.35%, 3/3/03                A-1+           $1,300   $  1,299,903
-----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $1,299,903)                                        1,299,903
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.1%
(IDENTIFIED COST $247,420,759)                                    233,796,989(a)

Other assets and liabilities, net--(0.1)%                            (172,182)
                                                                 ------------
NET ASSETS--100.0%                                               $233,624,807
                                                                 ============





(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $19,400,254 and gross depreciation of $37,042,113 for federal income tax purposes. At February 28, 2003, the aggregate cost of securities for federal income tax purposes was $251,438,848.
(b) Non-income producing.


                        See Notes to Financial Statements

Phoenix-Oakhurst Growth & Income Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                FEBRUARY 28, 2003
                                   (UNAUDITED)


ASSETS
Investment securities at value
  (Identified cost $247,420,759)                                   $233,796,989
Cash                                                                      2,357
Receivables
  Dividends and interest                                                468,363
  Fund shares sold                                                      240,904
  Receivable from adviser                                                 9,786
  Prepaid expenses                                                        3,307
                                                                   ------------
    Total assets                                                    234,521,706
                                                                   ------------
LIABILITIES
Payables
  Fund shares repurchased                                               485,020
  Distribution and service fees                                         111,880
  Transfer agent fee                                                    108,605
  Investment advisory fee                                                96,496
  Financial agent fee                                                    17,101
  Trustees' fee                                                           6,324
Accrued expenses                                                         71,473
                                                                   ------------
    Total liabilities                                                   896,899
                                                                   ------------
NET ASSETS                                                         $233,624,807
                                                                   ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $342,068,670
Undistributed net investment income                                     641,679
Accumulated net realized loss                                       (95,461,772)
Net unrealized depreciation                                         (13,623,770)
                                                                   ------------
NET ASSETS                                                         $233,624,807
                                                                   ============
CLASS A
Shares of beneficial interest outstanding, no par value
  unlimited authorization (Net Assets $118,896,516)                  11,958,307
Net asset value per share                                                 $9.94
Offering price per share $9.94/(1-5.75%)                                 $10.55

CLASS B
Shares of beneficial interest outstanding, no par value
  unlimited authorization (Net Assets $66,445,901)                    6,937,713
Net asset value and offering price per share                              $9.58

CLASS C
Shares of beneficial interest outstanding, no par value
  unlimited authorization (Net Assets $48,282,390)                    5,039,893
Net asset value and offering price per share                              $9.58



                             STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED FEBRUARY 28, 2003
                                   (UNAUDITED)


INVESTMENT INCOME
Dividends                                                          $  2,777,725
Interest                                                                  8,819
Foreign taxes withheld                                                     (699)
                                                                   ------------
    Total investment income                                           2,785,845
                                                                   ------------
EXPENSES
Investment advisory fee                                               1,002,204
Service fees, Class A                                                   176,125
Distribution and service fees, Class B                                  362,380
Distribution and service fees, Class C                                  269,395
Financial agent fee                                                     114,699
Transfer agent                                                          332,689
Registration                                                             35,834
Printing                                                                 29,294
Custodian                                                                23,915
Professional                                                             18,035
Trustees                                                                 12,026
Miscellaneous                                                            12,643
                                                                   ------------
    Total expenses                                                    2,389,239
    Less expenses borne by investment adviser                          (245,073)
                                                                   ------------
    Net expenses                                                      2,144,166
                                                                   ------------
NET INVESTMENT INCOME                                                   641,679
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities (32,981,170)
Net change in unrealized appreciation (depreciation)
  on investments                                                      7,191,768
                                                                   ------------
NET LOSS ON INVESTMENTS                                             (25,789,402)
                                                                   ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $(25,147,723)
                                                                   ============


                        See Notes to Financial Statements

Phoenix-Oakhurst Growth & Income Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                      Six Months
                                                                                         Ended
                                                                                        2/28/03           Year Ended
                                                                                      (Unaudited)          8/31/02
                                                                                      ------------      -------------
FROM OPERATIONS
    Net investment income (loss)                                                      $    641,679)     $     (68,451)
    Net realized gain (loss)                                                           (32,981,170)       (42,980,036)
    Net change in unrealized appreciation (depreciation)                                 7,191,768        (33,890,868)
                                                                                      ------------      -------------
    INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                        (25,147,723)       (76,939,355)
                                                                                      ------------      -------------
FROM SHARE TRANSACTIONS
CLASS A
    Proceeds from sales of shares (1,695,993 and 3,972,380 shares, respectively)        17,641,313         50,675,581
    Cost of shares repurchased (5,100,930 and 7,068,304 shares, respectively)          (52,505,629)       (89,372,954)
                                                                                      ------------      -------------
Total                                                                                  (34,864,316)       (38,697,373)
                                                                                      ------------      -------------
CLASS B
    Proceeds from sales of shares (262,764 and 875,069 shares, respectively)             2,656,337         10,943,135
    Cost of shares repurchased (1,042,756 and 2,154,339 shares, respectively)          (10,293,016)       (25,495,780)
                                                                                      ------------      -------------
Total                                                                                   (7,636,679)       (14,552,645)
                                                                                      ------------      -------------
CLASS C
    Proceeds from sales of shares (362,947 and 1,062,175 shares, respectively)           3,657,968         13,237,101
    Cost of shares repurchased (1,151,496 and 1,877,177 shares, respectively)          (11,350,466)       (22,170,494)
                                                                                      ------------      -------------
Total                                                                                   (7,692,498)        (8,933,393)
                                                                                      ------------      -------------
    INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                          (50,193,493)       (62,183,411)
                                                                                      ------------      -------------
    NET INCREASE (DECREASE) IN NET ASSETS                                              (75,341,216)      (139,122,766)

NET ASSETS
    Beginning of period                                                                308,966,023        448,088,789
                                                                                      ------------      -------------
    END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT
      INCOME OF $641,679 AND $0, RESPECTIVELY]                                        $233,624,807      $ 308,966,023
                                                                                      ============      =============

                        See Notes to Financial Statements

Phoenix-Oakhurst Growth & Income Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                    CLASS A
                                            ----------------------------------------------------------------------------------------
                                             SIX MONTHS                                                                    FROM
                                                ENDED                         YEAR ENDED AUGUST 31                      INCEPTION
                                               2/28/03       ------------------------------------------------------     9/25/97 TO
                                             (UNAUDITED)         2002           2001            2000          1999        8/31/98
Net asset value, beginning of period           $10.86          $13.30          $16.85          $14.61        $10.47       $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)               0.04            0.04            0.02            0.02          0.06         0.06
   Net realized and unrealized gain (loss)      (0.96)          (2.48)          (3.57)           2.42          4.19         0.48
                                               ------          ------          ------          ------        ------       ------
     TOTAL FROM INVESTMENT OPERATIONS           (0.92)          (2.44)          (3.55)           2.44          4.25         0.54
                                               ------          ------          ------          ------        ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income            --              --              --           (0.02)        (0.02)       (0.04)
   Distributions from net realized gains           --              --              --           (0.18)        (0.09)       (0.03)
                                               ------          ------          ------          ------        ------       ------
     TOTAL DISTRIBUTIONS                           --              --              --           (0.20)        (0.11)       (0.07)
                                               ------          ------          ------          ------        ------       ------
Change in net asset value                       (0.92)          (2.44)          (3.55)           2.24          4.14         0.47
                                               ------          ------          ------          ------        ------       ------
NET ASSET VALUE, END OF PERIOD                 $ 9.94          $10.86          $13.30          $16.85        $14.61       $10.47
                                               ======          ======          ======          ======        ======       ======
Total return(2)                                 (8.47)%(5)     (18.35)%        (21.07)%         16.83%        40.72%        5.39%(5)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)        $118,897        $166,772        $245,471        $294,416      $209,210      $76,399

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(3)                         1.25 %(6)       1.25 %(7)       1.25 %          1.25%         1.22%(7)     1.25%(6)
   Net investment income                         0.83 %(6)       0.33 %          0.16 %          0.13%         0.43%        0.57%(6)
Portfolio turnover                                 33 %(5)         40 %            34 %            55%           71%         106%(5)


                                                                                    CLASS B
                                           -----------------------------------------------------------------------------------------
                                            SIX MONTHS                                                                   FROM
                                               ENDED                          YEAR ENDED AUGUST 31                    INCEPTION
                                              2/28/03         ----------------------------------------------------    9/25/97 TO
                                            (UNAUDITED)         2002           2001            2000          1999       8/31/98
Net asset value, beginning of period          $10.50          $12.95          $16.54          $14.43        $10.40       $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                --(8)        (0.05)          (0.09)          (0.10)        (0.04)       (0.02)
   Net realized and unrealized gain (loss)     (0.92)          (2.40)          (3.50)           2.39          4.16         0.48
                                              ------          ------          ------          ------        ------       ------
     TOTAL FROM INVESTMENT OPERATIONS          (0.92)          (2.45)          (3.59)           2.29          4.12         0.46
                                              ------          ------          ------          ------        ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income           --              --              --              --            --        (0.03)
   Distributions from net realized gains          --              --              --           (0.18)        (0.09)       (0.03)
                                              ------          ------          ------          ------        ------       ------
     TOTAL DISTRIBUTIONS                          --              --              --           (0.18)        (0.09)       (0.06)
                                              ------          ------          ------          ------        ------       ------
Change in net asset value                      (0.92)          (2.45)          (3.59)           2.11          4.03         0.40
                                              ------          ------          ------          ------        ------       ------
NET ASSET VALUE, END OF PERIOD                $ 9.58          $10.50          $12.95          $16.54        $14.43       $10.40
                                              ======          ======          ======          ======        ======       ======
Total return(2)                                (8.76)%(5)     (18.92)%        (21.70)%         15.99 %       39.72 %       4.59 %(5)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)        $66,446         $81,000        $116,539        $147,846      $109,461      $31,902

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(4)                        2.00 %(6)       2.00 %(7)       2.00 %          2.00 %        1.96 %(7)    2.00 %(6)
   Net investment income (loss)                 0.09 %(6)      (0.42)%         (0.60)%         (0.62)%       (0.32)%      (0.19)%(6)
Portfolio turnover                                33 %(5)         40 %            34 %            55 %          71 %        106 %(5)

(1) Computed using average shares outstanding.
(2) Maximum sales charges are not reflected in the total return calculation.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.43%, 1.35%, 1.32%, 1.30%, 1.33% and 1.88% for the periods ended February 28, 2003, August 31, 2002, 2001,
    2000, 1999 and 1998, respectively.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.18%, 2.10%, 2.06%, 2.05%, 2.08% and 2.63% for the periods ended February 28, 2003, August 31, 2002, 2001,
    2000, 1999 and 1998, respectively.
(5) Not annualized.
(6) Annualized.
(7) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(8) Amount is less than $0.01.


                        See Notes to Financial Statements

Phoenix-Oakhurst Growth & Income Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                  CLASS C
                                            -------------------------------------------------------------------------------------
                                            SIX MONTHS                                                                     FROM
                                               ENDED                          YEAR ENDED AUGUST 31                      INCEPTION
                                              2/28/03         -----------------------------------------------------     9/25/97 TO
                                            (UNAUDITED)         2002            2001            2000         1999         8/31/98
Net asset value, beginning of period          $10.50          $12.96          $16.55          $14.43        $10.41       $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                --(7)        (0.05)          (0.09)          (0.10)        (0.04)       (0.02)
   Net realized and unrealized gain (loss)     (0.92)          (2.41)          (3.50)           2.40          4.15         0.49
                                              ------          ------          ------          ------        ------       ------
     TOTAL FROM INVESTMENT OPERATIONS          (0.92)          (2.46)          (3.59)           2.30          4.11         0.47
                                              ------          ------          ------          ------        ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income           --              --              --              --            --        (0.03)
   Distributions from net realized gains          --              --              --           (0.18)        (0.09)       (0.03)
                                              ------          ------          ------          ------        ------       ------
     TOTAL DISTRIBUTIONS                          --              --              --           (0.18)        (0.09)       (0.06)
                                              ------          ------          ------          ------        ------       ------
Change in net asset value                      (0.92)          (2.46)          (3.59)           2.12          4.02         0.41
                                              ------          ------          ------          ------        ------       ------
NET ASSET VALUE, END OF PERIOD                $ 9.58          $10.50          $12.96          $16.55        $14.43       $10.41
                                              ======          ======          ======          ======        ======       ======
Total return(2)                                (8.76)%(4)     (18.98)%        (21.69)%         16.06 %       39.58 %       4.67 %(4)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)     $48,282         $61,193         $86,080        $106,272       $59,224      $11,108

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(3)                        2.00 %(5)       2.00 %(6)       2.00 %          2.00 %        1.96 %(6)    2.00 %(5)
   Net investment income (loss)                 0.09 %(5)      (0.42)%         (0.60)%         (0.62)%       (0.33)%      (0.18)%(5)
Portfolio turnover                                33 %(4)         40 %            34 %            55 %          71 %        106 %(4)

(1) Computed using average shares outstanding.
(2) Maximum sales charges are not reflected in the total return calculation.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.18%, 2.10%, 2.06%, 2.05%, 2.08% and 2.63% for the periods ended February 28, 2003, August 31, 2002, 2001,
    2000, 1999 and 1998, respectively.
(4) Not annualized.
(5) Annualized.
(6) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(7) Amount is less than $0.01.


                        See Notes to Financial Statements

PHOENIX EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2003 (UNAUDITED)


1. SIGNIFICANT ACCOUNTING POLICIES

   Phoenix Equity Series Fund (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose shares are offered in two separate series, each a "Fund." Each Fund has distinct investment objectives.
   Phoenix-Duff & Phelps Core Equity Fund seeks long-term capital appreciation. Phoenix-Oakhurst Growth & Income Fund seeks dividend growth, current income and capital appreciation.
   Each Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Fund are borne pro rata by the holders of all classes of shares, except that each class bears distribution expenses unique to that class.
   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

   Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

   Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code (the "Code"), applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. In addition, each Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under
Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

   Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences include the treatment of nontaxable dividends, foreign currency gain/loss, partnerships, operating losses and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:

   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. FORWARD CURRENCY CONTRACTS:

   Each Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible movements in foreign exchanges rates or if the counterparty does not perform under the contract.
   A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is

PHOENIX EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2003 (UNAUDITED) (CONTINUED)

marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain (or loss). When the contract is closed or offset with the same counterparty, the Fund records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. At February 28, 2003, the Trust had no forward currency contracts.

G. OPTIONS:

   Each Fund may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.
   Each Fund will realize a gain or loss upon the expiration or closing of the options transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.
   Each Fund may purchase options, which are included in the Fund's Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid. At February 28, 2003, the Trust had no options.

H. EXPENSES:

   Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.

I. REPURCHASE AGREEMENTS:

   A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or, if the seller enters insolvency proceedings, realization of collateral may be delayed or limited. At February 28, 2003, the Trust had no repurchase agreements.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

   The advisers to the Trust are Duff & Phelps Investment Management Co. ("DPIM") and Phoenix Investment Counsel, Inc. ("PIC"). DPIM is a subsidiary of Phoenix Investment Partners Ltd. ("PXP"), which is an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"). PIC is an indirect, wholly-owned subsidiary of PXP. As compensation for their services to the Trust, the Advisers are entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each separate Fund:

                                              1st $1        $1-2         $2+
Fund                              Adviser     Billion      Billion     Billion
----                              -------     -------      -------     -------
Core Equity Fund ...........       DPIM         0.75%       0.70%        0.65%
Growth &Income Fund ........        PIC         0.75%       0.70%        0.65%

   The Advisers have voluntarily agreed to assume total fund operating expenses of each respective Fund, excluding interest, taxes, brokerage fees, commissions and extraordinary expenses until December 31, 2003, to the extent that such expenses exceed the following percentages of the average annual net assets:

                       Class A             Class B            Class C
                       -------             -------            -------
                        1.25%               2.00%              2.00%

   Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, which serves as the national distributor of the Trust's shares. PEPCO has advised the Trust that it retained net selling commissions and deferred sales charges for the six months ended February 28, 2003 as follows:

                             Class A          Class B           Class C
                           Net Selling        Deferred          Deferred
                           Commissions     Sales Charges     Sales Charges
                           -----------     -------------     -------------
Core Equity Fund .......     $   873         $  3,026            $   18
Growth & Income Fund ...      70,655          108,053             3,481

   In addition to these amounts, the following was paid to W.S. Griffith Securities, Inc., an indirect subsidiary of PNX, for Class A net selling commissions.

Core Equity Fund .......      $  508
Growth & Income Fund ...      15,710

PHOENIX EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2003 (UNAUDITED) (CONTINUED)

   In addition, each fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of the fund. The Distributor has advised the Trust that the total amount expensed for the six months ended February 28, 2003 is as follows:

                                                      Distribution Fee         Distribution Fee
                               Distribution Fee          Paid Out to                 Paid to
                                 Retained by             Unaffiliated            W.S. Griffith
                                 Distributor             Participants          Securities, Inc.
                               ----------------       ----------------         ----------------
Core Equity Fund ...........       $ 21,378               $  4,956                  $   612
Growth & Income Fund .......        316,795                466,861                   24,244

   As Financial Agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC, Inc. (subagent to PEPCO) plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of the subagent's performance. For the six months ended February 28, 2003 financial agent fees were $138,780 as reported in the Statement of Operations of which PEPCO received $20,949 per Fund. The current fee schedule of PFPC Inc. ranges from 0.065% to 0.03% of the average daily net asset values of all the Phoenix funds serviced by PFPC Inc. Certain minimum fees and fee waivers may apply.
   PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the six months ended February 28, 2003 transfer agent fees were $366,383 as reported in the Statement of Operations, of which PEPCO retained the following:

                                                                Transfer Agent
                                                                 Fee Retained
                                                                --------------
Core Equity Fund ..........................................        $     --
Growth & Income Fund ......................................         144,657

   For the six months ended February 28, 2003 the following Funds paid PXP Securities Corp. an indirect subsidiary of PNX, brokerage commissions in connection with portfolio transactions effected by it as follows:

                                                          Commissions Paid to
                                                          PXP Securities Corp.
                                                          --------------------
Core Equity Fund ..........................................      $   --
Growth & Income Fund ......................................       9,852

   At February 28, 2003 PNX and its affiliates held shares of the Trust which aggregated the following:
                                                                     Aggregate
                                                                     Net Asset
                                                          Shares       Value
                                                         ---------  ----------
Core Equity Fund - Class A ...........................   1,257,472  $7,896,924
Growth & Income Fund - Class A .......................       1,026      10,198

3. PURCHASE AND SALE OF SECURITIES

   Purchases and sales of securities during the six months ended February 28, 2003 (excluding U.S. Government and agency securities and short-term securities) aggregated the following:

                                                      Purchases         Sales
                                                     -----------   ------------
Core Equity Fund - Class A ......................    $ 4,636,024   $  5,285,610
Growth &Income Fund - Class A ...................     89,482,812    138,154,916

   There were no purchases or sales of long-term U.S. Government and agency securities during the six months ended February 28, 2003.

4. CREDIT RISK AND ASSET CONCENTRATIONS

   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.
   Each Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact to the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

5. FEDERAL INCOME TAX INFORMATION

   The funds have capital loss carryovers which may be used to offset future capital gains, as follows:

                                               Expiration Year
                                   -----------------------------------------
                                      2008          2009             2010
                                   ----------     --------       -----------
Core Equity Fund ..............    $       --     $     --       $ 4,740,862
Growth & Income Fund ..........     1,107,211      757,576        17,470,948



   This report is not authorized for distribution to prospective investors in the Phoenix Equity Series Fund unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

FUND MANAGEMENT

     Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.

                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                  NUMBER OF
                                                PORTFOLIOS IN
                                                FUND COMPLEX                          PRINCIPAL OCCUPATION(S)
     NAME, (AGE) AND           LENGTH OF         OVERSEEN BY                          DURING PAST 5 YEARS AND
         ADDRESS              TIME SERVED          TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  Robert Chesek (68)          Served since           24              Currently retired.
                              1997.

------------------------------------------------------------------------------------------------------------------------------------
  E. Virgil Conway (73)       Served since           34              Chairman, Rittenhouse Advisors, LLC (consulting firm) since
  Rittenhouse Advisors, LLC   1997.                                  2001. Trustee/Director, Realty Foundation of New York (1972-
  101 Park Avenue                                                    present), Pace University (1978-present), New York Housing
  New York, NY 10178                                                 Partnership Development Corp. (Chairman) (1981-present),
                                                                     Greater New York Councils, Boy Scouts of America (1985-
                                                                     present), Academy of Political Science (Vice Chairman) (1985-
                                                                     present), Urstadt Biddle Property Corp. (1989-present), The
                                                                     Harlem Youth Development Foundation (1998-present). Chairman,
                                                                     Metropolitan Transportation Authority (1992-2001). Director,
                                                                     Trism, Inc. (1994-2001), Consolidated Edison Company of New
                                                                     York, Inc. (1970-2002), Atlantic Mutual Insurance Company
                                                                     (1974-2002), Centennial Insurance Company (1974-2002), Josiah
                                                                     Macy, Jr., Foundation (1975-2002), Union Pacific Corp. (1978-
                                                                     2002), BlackRock Freddie Mac Mortgage Securities Fund (Advisory
                                                                     Director) (1990-2002), Accuhealth (1994-2002).

------------------------------------------------------------------------------------------------------------------------------------
  Harry Dalzell-Payne (73)    Served since           34              Currently retired.
  The Flat, Elmore Court      1997.
  Elmore, GL05, GL2 3NT U.K.

------------------------------------------------------------------------------------------------------------------------------------
  Francis E. Jeffries (72)    Served since           27              Director, The Empire District Electric Company (1984-present).
  8477 Bay Colony Dr. #902    1997.                                  Director (1989-1997), Chairman of the Board (1993-1997),
  Naples, FL  34108                                                  Phoenix Investment Partners, Ltd.

------------------------------------------------------------------------------------------------------------------------------------
  Leroy Keith, Jr. (63)       Served since           24              Partner, Stonington Partners, Inc. (private equity fund) since
  Stonington Partners, Inc.   1997.                                  2001. Chairman (1995 to 2000) and Chief Executive Officer
  736 Market Street,                                                 (1995-1998), Carson Products Company (cosmetics).
  Ste. 1430                                                          Director/Trustee, Evergreen Funds (six portfolios).
  Chattanooga, TN  37402

------------------------------------------------------------------------------------------------------------------------------------
  Geraldine M. McNamara (51)  Served since           32              Managing Director, U.S. Trust Company of New York (private
  United States Trust         2001.                                  bank) (1982-present).
  Company of NY
  114 West 47th Street
  New York, NY 10036

------------------------------------------------------------------------------------------------------------------------------------
  Everett L. Morris (74)      Served since           34              Vice President, W.H. Reaves and Company (investment management)
  W.H. Reaves and Company     1997.                                  (1993-present).
  10 Exchange Place
  Jersey City, NJ 07302

------------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
                                                  NUMBER OF
                                                PORTFOLIOS IN
                                                FUND COMPLEX                          PRINCIPAL OCCUPATION(S)
     NAME, (AGE) AND           LENGTH OF         OVERSEEN BY                          DURING PAST 5 YEARS AND
         ADDRESS              TIME SERVED          TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  Richard E. Segerson (56)    Served since           24              Managing Director, Northway Management Company (1998-present).
  Northway Management Company 1997.                                  Managing Director, Mullin Associates (1993-1998).
  164 Mason Street
  Greenwich, CT  06830

------------------------------------------------------------------------------------------------------------------------------------
  Lowell P. Weicker, Jr. (71) Served since           24              Director, UST Inc. (1995-present), HPSC Inc. (1995-present),
  200 Duke Street             1997.                                  Compuware (1996-present) and WWF, Inc. (2000-present).
  Alexandria, VA  22314                                              President, The Trust for America's Health (non-profit)
                                                                     (2001-present). Director, Duty Free International, Inc.
                                                                     (1997-1998).

------------------------------------------------------------------------------------------------------------------------------------


                               INTERESTED TRUSTEES


     Each of the individuals listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.


------------------------------------------------------------------------------------------------------------------------------------
                                                  NUMBER OF
                                                PORTFOLIOS IN
                                                FUND COMPLEX                          PRINCIPAL OCCUPATION(S)
     NAME, (AGE) AND           LENGTH OF         OVERSEEN BY                          DURING PAST 5 YEARS AND
         ADDRESS              TIME SERVED          TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  *Marilyn E. LaMarche (68)   Served since           22              Limited Managing Director, Lazard Freres & Co. LLC
   Lazard Freres & Co. LLC    2002.                                  (1983-present). Director, The Phoenix Companies, Inc.
   30 Rockefeller Plaza,                                             (2001-present) and Phoenix Life Insurance Company
   59th Floor                                                        (1989-present).
   New York, NY 10020

------------------------------------------------------------------------------------------------------------------------------------
 **Philip R. McLoughlin (56)  Served since           45              Director, PXRE Corporation (Delaware) (1985-present), World
                              1997.                                  Trust Fund (1991-present). Chairman (1997-2002), Director
   Chairman and President                                            (1995-2002), Vice Chairman (1995-1997) and Chief Executive
                                                                     Officer (1995-2002), Phoenix Investment Partners, Ltd.
                                                                     Director, Executive Vice President and Chief Investment
                                                                     Officer, The Phoenix Companies, Inc. (2001-2002). Director
                                                                     (1994-2002) and Executive Vice President, Investments
                                                                     (1988-2002), Phoenix Life Insurance Company. Director
                                                                     (1983-2002) and Chairman (1995-2002), Phoenix Investment
                                                                     Counsel, Inc. Director (1984-2002) and President (1990-2000),
                                                                     Phoenix Equity Planning Corporation. Chairman and Chief
                                                                     Executive Officer, Phoenix/Zweig Advisers LLC (1999-2002).
                                                                     Director and President, Phoenix Investment Management Company
                                                                     (2001-2002). Director and Executive Vice President, Phoenix
                                                                     Life and Annuity Company (1996-2002). Director and Executive
                                                                     Vice President, PHL Variable Insurance Company (1995-2002).
                                                                     Director, Phoenix National Trust Company (1996-2002). Director
                                                                     and Vice President, PM Holdings, Inc. (1985-2002). Director,
                                                                     PHL Associates, Inc. (1995-2002). Director (1992-2002) and
                                                                     President (1992-1994), WS Griffith Securities, Inc.

------------------------------------------------------------------------------------------------------------------------------------

 * Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her position as Director of The Phoenix Companies, Inc. and Phoenix Life Insurance Company.
** Mr. McLoughlin is an "interested person," as defined in the Investment Company Act of 1940, by reason of his position with
   Phoenix Investment Partners, Ltd., and its affiliates.

------------------------------------------------------------------------------------------------------------------------------------
                                                  NUMBER OF
                                                PORTFOLIOS IN
                                                FUND COMPLEX                          PRINCIPAL OCCUPATION(S)
     NAME, (AGE) AND           LENGTH OF         OVERSEEN BY                          DURING PAST 5 YEARS AND
         ADDRESS              TIME SERVED          TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
***James M. Oates (56)        Served since           24              Chairman, Hudson Castle Group Inc. (formerly IBEX Capital
   Hudson Castle Group Inc.   1997.                                  Markets Inc.) (financial services) (1997-present). Managing
   c/o Northeast Investment                                          Director, Wydown Group (consulting firm) (1994-present).
   Management, Inc.                                                  Director, Investors Financial Service Corporation
   50 Congress Street,                                               (1995-present), Investors Bank & Trust Corporation
   Ste. 1000 Boston, MA 02109                                        (1995-present), Plymouth Rubber Co. (1995-present), Stifel
                                                                     Financial (1996-present), Connecticut River Bancorp
                                                                     (1998-present), Connecticut River Bank (1998-present) and Trust
                                                                     Company of New Hampshire (2002-present). Director and
                                                                     Treasurer, Endowment for Health, Inc. (2000-present). Chairman,
                                                                     Emerson Investment Management, Inc. (2000-present). Investment
                                                                     Committee, New Hampshire Charitable Foundation (2001-present).
                                                                     Vice Chairman, Massachusetts Housing Partnership (1998-1999).
                                                                     Director, Blue Cross and Blue Shield of New Hampshire
                                                                     (1994-1999), AIB Govett Funds (1991-2000), Command Systems,
                                                                     Inc. (1998-2000), Phoenix Investment Partners, Ltd. (1995-2001)
                                                                     and 1Mind, Inc. (1999-2001).

------------------------------------------------------------------------------------------------------------------------------------

***Mr. Oates is being  treated as an Interested Trustee due to certain relationships existing among Mr. Oates, Hudson Castle Group
   Inc. and Phoenix and certain of its affiliates.


                   OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES


------------------------------------------------------------------------------------------------------------------------------------


                              POSITION(S) HELD WITH
     NAME, (AGE) AND           TRUST AND LENGTH OF                                 PRINCIPAL OCCUPATION(S)
         ADDRESS                   TIME SERVED                                       DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
   William R. Moyer (58)      Executive Vice                   Executive Vice President and Chief Financial Officer (1999-present),
                              President since 1997.            Senior Vice President and Chief Financial Officer (1995-1999),
                                                               Phoenix Investment Partners, Ltd. Director (1998-present), Senior
                                                               Vice President, Finance (1990-present), Chief Financial Officer
                                                               (1996-present), and Treasurer (1998-present), Phoenix Equity Planning
                                                               Corporation. Director (1998-present), Senior Vice President
                                                               (1990-present), Chief Financial Officer (1996-present) and Treasurer
                                                               (1994-present), Phoenix Investment Counsel, Inc. Senior Vice
                                                               President and Chief Financial Officer, Duff & Phelps Investment
                                                               Management Co. (1996-present). Vice President, Phoenix Fund Complex
                                                               (1990-present).

------------------------------------------------------------------------------------------------------------------------------------
   John F. Sharry (50)        Executive Vice President         President, Private Client Group (1999-present), Executive Vice
                              since 1998.                      President, Retail Division (1997-1999), Phoenix Investment Partners,
                                                               Ltd. President, Private Client Group, Phoenix Equity Planning
                                                               Corporation (2000-present). Executive Vice President, Phoenix Fund
                                                               Complex (1998-present).

------------------------------------------------------------------------------------------------------------------------------------
   Robert S. Driessen (55)    Vice President                   Vice President and Compliance Officer, Phoenix Investment Partners,
                              since 1999.                      Ltd. (1999-present) and Phoenix Investment Counsel, Inc.
                                                               (1999-present). Vice President, Phoenix Fund Complex (1999-present).
                                                               Compliance Officer (2000-present) and Associate Compliance Officer
                                                               (1999), PXP Securities Corp. Vice President, Risk Management Liaison,
                                                               Bank of America (1996-1999). Vice President, Securities Compliance,
                                                               The Prudential Insurance Company of America (1993-1996). Branch
                                                               Chief/Financial Analyst, Securities and Exchange Commission, Division
                                                               of Investment Management (1972-1993).

------------------------------------------------------------------------------------------------------------------------------------
   Nancy G. Curtiss (50)      Treasurer                        Vice President, Fund Accounting (1994-present) and Treasurer
                              since 1997.                      (1996-present), Phoenix Equity Planning Corporation. Treasurer,
                                                               Phoenix Fund Complex (1994-present).

------------------------------------------------------------------------------------------------------------------------------------
   Richard J. Wirth (44)      Secretary                        Vice President and Insurance and Investment Products Counsel
   One American Row           since 2002.                      (2002-present), Counsel (1993-2002), Phoenix Life Insurance Company.
   Hartford, CT 06102                                          Secretary, Phoenix Fund Complex (2002-present).

------------------------------------------------------------------------------------------------------------------------------------

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


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

PHOENIX EQUITY SERIES FUND
101 Munson Street
Greenfield, Massachusetts 01301


TRUSTEES
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin
Geraldine M. McNamara
Everett L. Morris
James M. Oates
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, President
William R. Moyer, Executive Vice President
John F. Sharry, Executive Vice President
Robert S. Driessen, Vice President
Nancy G. Curtiss, Treasurer
Richard J. Wirth, Secretary


--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------


INVESTMENT ADVISER
Duff & Phelps Investment Management Co.
(Phoenix-Duff & Phelps Core Equity Fund)
55 East Monroe Street
Suite 3600
Chicago, Illinois 60603

Phoenix Investment Counsel, Inc.
(Phoenix-Oakhurst Growth & Income Fund)
56 Prospect Street
Hartford, Connecticut 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110

HOW TO CONTACT US
Mutual Fund Services                         1-800-243-1574
Advisor Consulting Group                     1-800-243-4361
Text Telephone                               1-800-243-1926
Web site                             PHOENIXINVESTMENTS.COM

---------------
   PRESORTED
   STANDARD
 U.S. POSTAGE
     PAID
LOUISVILLE, KY
PERMIT NO. 1051
---------------

[GRAPHIC OMITTED]

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480

[LOGO OMITTED]  PHOENIX
                INVESTMENT PARTNERS, LTD.


For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-4361 or PHOENIXINVESTMENTS.COM.





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PXP 212 (4/03)